18. RELATED PARTY TRANSACTIONS (Details) - CAD ($)		12 Months Ended			24 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Professional fees	[1]	$ 159,593	$ 219,948	$ 268,621
Number of shares issued		1,900,000			1,900,000
Proceeds from issuance of shares, net		$ 626,000	637,070	780,836	$ 47,500
Chief Executive Officer and former Executive Vice President of the Company
Management Fee Expense		150,000	31,250	0
Chief Executive Officer and former Executive Vice President
Professional fees		0	45,000	0
Former President and Chief Executive Officer of the Company
Management Fee Expense		120,000	143,750	150,000
A company controlled by the Chief Financial Officer of the Company
Professional fees		120,000	75,000	0
An officer of the Company's subsidiary, HealthTab Inc
Professional fees		120,000	126,667	0
A Company of which a former Chief Financial Officer and former Corporate Secretary of the Company are employees
Professional fees		0	47,270	0
A Company controlled by a former Chief Financial Officer
Professional fees		$ 0	$ 14,000	$ 37,440

[1]	Note 18.